Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Changes that directly affected the Income tax expense	¥ 4,444	¥ 44,620	¥ 326,158
Others	50,852	89,885	15,637
Net operating loss carryforwards	1,378,000
Unrecognized tax benefits, interest and penalties	517	699	563
Unrecognized tax benefits	1,632	¥ 1,691	¥ 1,454	¥ 2,160
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 872,000
Operating loss carryforwards, expiration date	Mar. 31, 2018
Parent Company | Relation to a previous intragroup reorganization
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 865,000
Japan
Income Taxes [Line Items]
Open tax year	2007
United States of America
Income Taxes [Line Items]
Open tax year	2002
United Kingdom
Income Taxes [Line Items]
Open tax year	2002